FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05459

                          Templeton Global Income Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/07
                           ---------


Item 1. Schedule of Investments.


Templeton Global Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Global Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT a              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS 81.8%
    ARGENTINA 2.2%
b,c Government of Argentina, FRN, 5.389%, 8/03/12 ................................        50,200,000           $        27,350,851
                                                                                                               --------------------
    AUSTRALIA 3.5%
    New South Wales Treasury Corp., 8.00%, 3/01/08 ...............................        16,000,000   AUD              14,158,259
    Queensland Treasury Corp., 6.00%, 7/14/09 ....................................        33,055,000   AUD              28,749,307
                                                                                                               --------------------
                                                                                                                        42,907,566
                                                                                                               --------------------
    BRAZIL 7.0%
    Nota Do Tesouro Nacional,
      9.762%, 1/01/12 ............................................................            45,635 d BRL              23,515,758
      9.762%, 1/01/14 ............................................................            15,000 d BRL               7,465,920
      9.762%, 1/01/17 ............................................................            54,900 d BRL              26,213,689
    e Index Linked, 6.00%, 5/15/15 ...............................................             9,400 d BRL               8,127,361
    e Index Linked, 6.00%, 5/15/45 ...............................................            23,625 d BRL              20,508,742
                                                                                                               --------------------
                                                                                                                        85,831,470
                                                                                                               --------------------
    CANADA 6.1%
    Province of British Columbia, 6.00%, 6/09/08 .................................         7,000,000   CAD               7,067,842
    Province of Alberta, 5.00%, 12/16/08 .........................................        34,040,000   CAD              34,369,303
    Province of Manitoba, 6.375%, 9/01/15 ........................................        14,800,000   NZD              10,458,894
    Province of Ontario,
      3.875%, 3/08/08 ............................................................         6,800,000   CAD               6,795,135
      5.70%, 12/01/08 ............................................................         9,900,000   CAD              10,055,085
      6.25%, 6/16/15 .............................................................         8,460,000   NZD               5,902,682
                                                                                                               --------------------
                                                                                                                        74,648,941
                                                                                                               --------------------
    GERMANY 4.8%
  b KfW Bankengruppe, FRN, 0.658%, 8/08/11 .......................................     6,600,000,000   JPY              59,398,101
                                                                                                               --------------------
    INDONESIA 6.1%
    Government of Indonesia,
      14.25%, 6/15/13 ............................................................    84,050,000,000   IDR              10,764,141
      14.275%, 12/15/13 ..........................................................    81,836,000,000   IDR              10,524,265
      9.50%, 6/15/15 .............................................................    33,050,000,000   IDR               3,414,531
      10.75%, 5/15/16 ............................................................    82,245,000,000   IDR               9,036,620
      11.50%, 9/15/19 ............................................................    23,000,000,000   IDR               2,590,554
      11.00%, 11/15/20 ...........................................................   359,100,000,000   IDR              38,824,887
                                                                                                               --------------------
                                                                                                                        75,154,998
                                                                                                               --------------------
    IRAQ 1.0%
  f Government of Iraq, Reg S, 5.80%, 1/15/28 ....................................        20,050,000                    12,857,062
                                                                                                               --------------------
    MALAYSIA 6.4%
    Government of Malaysia,
      8.60%, 12/01/07 ............................................................        14,085,000   MYR               4,186,358
      3.135%, 12/17/07 ...........................................................         2,925,000   MYR                 869,208
      6.45%, 7/01/08 .............................................................        19,510,000   MYR               5,892,179
      3.917%, 9/30/08 ............................................................           600,000   MYR                 178,606
      4.305%, 2/27/09 ............................................................        75,200,000   MYR              22,541,661
      7.00%, 3/15/09 .............................................................       100,460,000   MYR              31,123,580
      6.844%, 10/01/09 ...........................................................         5,900,000   MYR               1,853,892
      3.756%, 4/28/11 ............................................................        37,975,000   MYR              11,331,150
                                                                                                               --------------------
                                                                                                                        77,976,634
                                                                                                               --------------------


                                          Quarterly Statement of Investments | 3

Templeton Global Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT a              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    MEXICO 3.6%
    Government of Mexico,
      8.00%, 12/17/15 ............................................................           305,000 g MXN     $         2,805,371
      10.00%, 12/05/24 ...........................................................         3,837,000 g MXN              41,700,824
                                                                                                               --------------------
                                                                                                                        44,506,195
                                                                                                               --------------------
    NEW ZEALAND 1.1%
    Government of New Zealand, 6.00%, 11/15/11 ...................................        18,273,000   NZD              13,437,934
                                                                                                               --------------------
    NORWAY 1.7%
    Government of Norway, 5.50%, 5/15/09 .........................................       111,630,000   NOK              20,304,258
                                                                                                               --------------------
    PERU 3.6%
    Government of Peru,
      7.84%, 8/12/20 .............................................................        47,200,000   PEN              17,810,004
      Series 7, 8.60%, 8/12/17 ...................................................        61,545,000   PEN              23,962,921
    Peru Bond Soberano, 9.91%, 5/05/15 ...........................................         6,500,000   PEN               2,648,445
                                                                                                               --------------------
                                                                                                                        44,421,370
                                                                                                               --------------------
    PHILIPPINES 0.1%
  f Government of the Philippines, Reg S, 9.125%, 2/22/10 ........................           770,000   EUR               1,204,163
                                                                                                               --------------------
    POLAND 4.9%
    Government of Poland,
      6.00%, 5/24/09 .............................................................        57,500,000   PLN              23,313,329
      5.75%, 9/23/22 .............................................................        90,500,000   PLN              36,928,667
                                                                                                               --------------------
                                                                                                                        60,241,996
                                                                                                               --------------------
    SINGAPORE 2.6%
    Government of Singapore,
      1.50%, 4/01/08 .............................................................         2,400,000   SGD               1,655,341
      5.625%, 7/01/08 ............................................................        20,110,000   SGD              14,175,331
      4.375%, 1/15/09 ............................................................        22,720,000   SGD              16,094,077
                                                                                                               --------------------
                                                                                                                        31,924,749
                                                                                                               --------------------
    SOUTH KOREA 9.2%
    Korea Treasury Bond,
      4.25%, 9/10/08 .............................................................     9,945,550,000   KRW              10,702,709
    h 4.75%, 3/10/12 .............................................................     4,074,000,000   KRW               4,237,420
    h 5.25%, 9/10/12 .............................................................    20,446,000,000   KRW              21,672,183
    h 5.00%, 9/10/16 .............................................................     1,746,000,000   KRW               1,802,674
    h 5.50%, 9/10/17 .............................................................    60,726,600,000   KRW              64,843,602
    h 5.25%, 3/10/27 .............................................................     9,095,000,000   KRW               9,300,864
                                                                                                               --------------------
                                                                                                                       112,559,452
                                                                                                               --------------------
  i SUPRANATIONAL 7.2%
    European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09 ..       125,000,000   PLN              50,458,120
  b European Investment Bank, senior note, FRN, 0.781%, 9/21/11. .................     2,000,000,000   JPY              17,993,146
    Inter-American Development Bank,
      6.00%, 12/15/17 ............................................................         6,000,000   NZD               4,177,320
      senior note, 7.50%, 12/05/24 ...............................................       185,000,000   MXN              15,526,006
                                                                                                               --------------------
                                                                                                                        88,154,592
                                                                                                               --------------------


4 | Quarterly Statement of Investments

Templeton Global Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT a              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    SWEDEN 10.2%
    Government of Sweden,
      6.50%, 5/05/08 .............................................................       184,600,000   SEK     $        29,173,834
      5.00%, 1/28/09 .............................................................       488,700,000   SEK              77,340,331
    j Strip, 12/19/07 ............................................................        31,580,000   SEK               4,935,784
    j Strip, 9/17/08 .............................................................        91,000,000   SEK              13,807,206
                                                                                                               --------------------
                                                                                                                       125,257,155
                                                                                                               --------------------
    UNITED STATES 0.5%
    FNMA, 1.75%, 3/26/08 .........................................................       660,000,000   JPY               5,952,081
                                                                                                               --------------------
    TOTAL BONDS (COST $931,327,960) ..............................................                                   1,004,089,568
                                                                                                               --------------------
    SHORT TERM INVESTMENTS 14.2%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 14.2%
    EGYPT 3.5%
  j Egypt Treasury Bills, 1/08/08 - 11/18/08 .....................................       245,100,000   EGP              42,449,051
                                                                                                               --------------------
    MALAYSIA 5.5%
    Government of Malaysia,
      3.546%, 1/11/08 ............................................................        11,630,000   MYR               3,456,850
      3.569%, 2/14/08 ............................................................        17,190,000   MYR               5,112,294
      7.60%, 3/15/08 .............................................................         1,540,000   MYR                 462,867
      3.17%, 5/15/08 .............................................................        47,720,000   MYR              14,156,621
      3.562%, 7/15/08 ............................................................         7,435,000   MYR               2,211,385
  j Malaysia Treasury Bill, 12/21/07 .............................................        59,785,000   MYR              17,733,853
  j Malaysia Treasury Bills, 12/06/07 - 6/06/08 ..................................        84,335,000   MYR              24,943,741
                                                                                                               --------------------
                                                                                                                        68,077,611
                                                                                                               --------------------
    NORWAY 4.1%
  j Norway Treasury Bill, 12/19/07 ...............................................       241,755,000   NOK              43,495,720
  j Norway Treasury Bills, 3/19/08 - 9/17/08 .....................................        37,680,000   NOK               6,662,361
                                                                                                               --------------------
                                                                                                                        50,158,081
                                                                                                               --------------------
    SWEDEN 1.1%
  j Government of Sweden, Strip, 6/18/08 .........................................        91,000,000   SEK              13,941,120
                                                                                                               --------------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $165,376,788) ...........                                     174,625,863
                                                                                                               --------------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $1,096,704,748) .............                                   1,178,715,431
                                                                                                               --------------------

                                                                                     ---------------
                                                                                          SHARES
                                                                                     ---------------
    MONEY MARKET FUND (COST $111,665)
    UNITED STATES
  k Franklin Institutional Fiduciary Money Market Portfolio, 4.61% ...............           111,665                       111,665
                                                                                                               --------------------
    TOTAL SHORT TERM INVESTMENTS (COST $165,488,453) .............................                                     174,737,528
                                                                                                               --------------------


                                          Quarterly Statement of Investments | 5

Templeton Global Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (COST $1,096,816,413) 96.0% ................................                             $     1,178,827,096
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.3% .......................                                       3,327,497
    OTHER ASSETS, LESS LIABILITIES 3.7% ..........................................                                      48,470,037
                                                                                                               --------------------
    NET ASSETS 100.0% ............................................................                             $     1,230,624,630
                                                                                                               ====================

CURRENCY ABBREVIATIONS

AUD  - Australian Dollar
BRL  - Brazilian Real
CAD  - Canadian Dollar
EGP  - Egyptian Pound
EUR  - Euro
IDR  - Indonesian Rupiah
JPY  - Japanese Yen
KRW  - South Korean Won
MXN  - Mexican Peso
MYR  - Malaysian Ringgit
NOK  - Norwegian Krone
NZD  - New Zealand Dollar
PEN  - Peruvian Nuevo Sol
PLN  - Polish Zloty
SEK  - Swedish Krona
SGD  - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FNMA - Federal National Mortgage Association
FRN  - Floating Rate Note

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Principal amount is stated in 1,000 Brazilian Real Units.

e Redemption price at maturity is adjusted for inflation.

f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2007, the aggregate value of these securities was $14,061,225, representing 1.14% of net assets.

g Principal amount is stated in 100 Mexican Peso Units.

h A portion or all of the security purchased on a when-issued or delayed delivery basis.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j The security is traded on a discount basis with no stated coupon rate.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 7

Templeton Global Income Fund

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................   $ 1,103,801,202
                                                             ----------------

Unrealized appreciation ..................................   $    81,286,822
Unrealized depreciation ..................................        (6,260,928)
                                                             ----------------
Net unrealized appreciation (depreciation) ...............   $    75,025,894
                                                             ================

4. FORWARD EXCHANGE CONTRACTS

At November 30, 2007, the Fund had the following forward exchange contracts outstanding:

                                                  --------------------------------------------------------
                                                    CONTRACT        SETTLEMENT    UNREALIZED   UNREALIZED
                                                    AMOUNT a           DATE          GAIN         LOSS
                                                  --------------------------------------------------------
CONTRACTS TO BUY
     543,250,000   Japanese Yen ...........        4,793,439         12/05/07    $    96,152   $       --
       5,394,000   Romania Leu-New ........        1,579,132  EUR    12/27/07             --      (56,651)
   1,509,000,000   Icelandic Krona ........       23,457,174         12/27/07      1,003,880           --
   1,056,356,000   Kazakhstan Tenge .......        8,680,000          1/16/08             --      (19,226)
     971,600,000   Kazakhstan Tenge .......        8,000,000          1/18/08             --      (38,535)
     974,400,000   Kazakhstan Tenge .......        8,000,000          1/18/08             --      (15,591)
     128,800,000   Japanese Yen ...........        1,121,639          1/22/08         44,645           --
     832,775,000   Indian Rupee ...........       27,864,122  NZD     2/29/08             --      (54,193)
     345,000,000   Japanese Yen ...........        2,925,960          6/30/08        245,784           --
   1,350,000,000   Japanese Yen ...........       11,589,475          7/18/08        839,774           --
     323,100,600   Japanese Yen ...........        2,900,000          8/20/08         82,704           --
     324,191,000   Japanese Yen ...........        2,900,000          8/20/08         92,770           --
     321,024,200   Japanese Yen ...........        2,900,000          8/25/08         64,738           --
     223,340,000   Japanese Yen ...........        2,010,261          9/04/08         53,801           --
     225,000,000   Indian Rupee ...........        7,816,843  NZD     9/24/08             --     (107,740)
     269,022,200   Japanese Yen ...........        2,440,000          9/25/08         49,894           --
     269,205,200   Japanese Yen ...........        2,440,000          9/25/08         51,587           --
     268,620,450   Japanese Yen ...........        2,415,000          9/26/08         71,349           --
     534,994,950   Japanese Yen ...........        4,830,000          9/26/08        121,909           --
     779,666,250   Kazakhstan Tenge .......        6,150,000         10/10/08             --     (117,999)
     157,421,875   Chilean Peso ...........          312,500         10/20/08             --       (3,201)
     157,453,125   Chilean Peso ...........          312,500         10/20/08             --       (3,139)
      12,800,000   Swiss Franc ............       11,047,626         10/20/08        427,857           --
     141,373,750   Chilean Peso ...........          280,000         10/22/08             --       (2,245)
     252,100,000   Chilean Peso ...........          500,000         10/23/08             --       (4,715)
       8,627,250   Swiss Franc ............        7,500,000         10/23/08        235,164           --
       3,580,438   Swiss Franc ............        3,100,000         10/24/08        110,298           --
       3,571,898   Swiss Franc ............        3,100,000         10/27/08        102,907           --
     412,800,000   Kazakhstan Tenge .......        3,225,000         11/03/08             --      (46,396)
       7,188,615   Swiss Franc ............        6,300,000         11/03/08        147,258           --
   1,730,664,000   Japanese Yen ...........       15,600,000         11/04/08        462,758           --
      10,600,000   Swiss Franc ............        9,591,241         11/06/08             --      (83,619)


8 | Quarterly Statement of Investments

Templeton Global Income Fund

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              -------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT    UNREALIZED    UNREALIZED
                                                    AMOUNT a           DATE          GAIN          LOSS
                                              -------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
   1,950,000,000   Japanese Yen ...........       17,934,333         11/13/08    $   175,554   $        --
   1,508,082,050   Japanese Yen ...........       14,224,505         11/14/08             --      (217,783)
       4,310,000   Euro ...................       15,630,215  RON    12/04/08             --       (52,952)
       5,170,000   Euro ...................       19,103,150  RON    12/03/08             --      (207,880)

CONTRACTS TO SELL
       2,470,410   Euro ...................      371,846,113  JPY    12/06/07             --      (268,063)
       5,394,000   Romanian Leu-New .......        1,642,259  EUR    12/27/07        149,081            --
      30,997,821   Mexican Peso ...........      124,614,340  INR     1/22/08        316,068            --
      65,279,583   Mexican Peso ...........      258,415,756  INR     2/28/08        576,275            --
      65,781,104   Mexican Peso ...........      261,052,311  INR     3/03/08        598,517            --
      16,563,648   New Zealand Dollar .....      527,883,468  INR     4/28/08        860,630            --
      52,217,395   Mexican Peso ...........    2,423,304,878  CLP     5/16/08         54,745            --
      36,225,716   Mexican Peso ...........    1,661,717,052  CLP     5/20/08            690            --
      50,000,000   Mexican Peso ...........      188,725,000  INR     5/21/08        231,156            --
      70,037,979   Mexican Peso ...........      760,290,277  KZT     5/27/08             --      (286,133)
      60,216,771   Mexican Peso ...........      652,292,150  KZT     5/29/08             --      (258,135)
      29,507,162   Mexican Peso ...........    1,353,641,068  CLP     6/12/08          5,856            --
      67,219,636   Mexican Peso ...........   12,067,941,262  COP     6/27/08             --      (345,540)
      11,063,812   Mexican Peso ...........      503,071,544  CLP     9/15/08          1,386            --
      67,519,638   Mexican Peso ...........    3,085,053,304  CLP    10/01/08         46,417            --
      67,232,921   Mexican Peso ...........    3,061,511,579  CLP    10/02/08         26,229            --
   3,844,304,900   South Korean Won .......        4,665,135  CHF    11/13/08             --       (40,553)
      29,900,000   Romanian Leu-New .......       66,311,821  NOK    11/17/08             --      (354,102)
   5,536,655,000   South Korean Won .......        6,832,087  CHF    11/17/08         43,670            --
  12,603,780,000   South Korean Won .......       14,870,489  CHF    11/25/08             --      (510,694)
  11,195,520,000   South Korean Won .......       13,192,619  CHF    11/25/08             --      (468,300)
   4,455,360,000   South Korean Won .......        5,302,801  CHF    11/26/08             --      (139,001)
   8,535,495,600   South Korean Won .......       10,133,076  CHF    11/28/08             --      (289,220)
   3,394,922,400   South Korean Won .......        4,074,754  CHF    11/28/08             --       (75,400)
                                                                                 --------------------------
   UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS .....................      7,391,503    (4,067,006)
                                                                                 --------------------------
      NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS .....................    $ 3,324,497
                                                                                 ============

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
NOK - Norwegian Krone
NZD - New Zealand Dollar
RON - Romanian Leu-New


                                          Quarterly Statement of Investments | 9

Templeton Global Income Fund

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  January 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  January 25, 2008


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  January 25, 2008